Fair value measurement (Details 1) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Assets	$ 43,498,449	$ 29,934,872
Certificate of bank deposits (CDB)	5,770	3,712
Investment funds	70,967	302,779
Time deposit	194,390	446,436
Bill of credit (LC)	1	138
Real estate and agribusiness certificate of receivables	18,073	32,175
Real estate and agribusiness letter of credit	186	1,197
Corporate bonds and debentures	1,267,508	835,628
Equity instrument	13,199	22,082
Derivative financial instruments	20,981	41,485
Collateral for credit card operations	320	305
Derivative financial liabilities	28,173	9,425
Instruments eligible as capital	3,988	11,507
Repurchase agreements	210,454	197,242
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Certificate of bank deposits (CDB)
Investment funds
Time deposit
Bill of credit (LC)
Real estate and agribusiness certificate of receivables	234	2
Real estate and agribusiness letter of credit
Corporate bonds and debentures	1,124,154	676,953
Equity instrument
Derivative financial instruments	3,079	2,154
Collateral for credit card operations
Derivative financial liabilities	4	384
Instruments eligible as capital
Repurchase agreements
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Certificate of bank deposits (CDB)	5,770	3,712
Investment funds	70,967	302,779
Time deposit	194,390	446,436
Bill of credit (LC)	1	138
Real estate and agribusiness certificate of receivables	17,839	32,173
Real estate and agribusiness letter of credit	186	1,197
Corporate bonds and debentures	143,354	158,675
Equity instrument
Derivative financial instruments	17,882	11,423
Collateral for credit card operations	320	305
Derivative financial liabilities	28,169	9,041
Instruments eligible as capital	3,988	11,507
Repurchase agreements	210,454	197,242
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Certificate of bank deposits (CDB)
Investment funds
Time deposit
Bill of credit (LC)
Real estate and agribusiness certificate of receivables
Real estate and agribusiness letter of credit
Corporate bonds and debentures
Equity instrument	13,199	22,082
Derivative financial instruments	20	27,908
Collateral for credit card operations
Derivative financial liabilities
Instruments eligible as capital
Repurchase agreements
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Assets	7,475,904	8,222,278
Country Of Brazil [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets	7,475,904	8,222,278
Country Of Brazil [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets
Country Of Brazil [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets
Country Of United States [Member]
IfrsStatementLineItems [Line Items]
Assets	126,914	171,184
Country Of United States [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets	126,914	171,184
Country Of United States [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets
Country Of United States [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets
Country Of Mexico [Member]
IfrsStatementLineItems [Line Items]
Assets	1,407
Country Of Mexico [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets	1,407
Country Of Mexico [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets
Country Of Mexico [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets
Country Of Colombia [Member]
IfrsStatementLineItems [Line Items]
Assets		1,382
Country Of Colombia [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets		1,382
Country Of Colombia [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets
Country Of Colombia [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets